Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 243,405	$ 186,854	$ 178,713
Post-employment compensation	2,156	4,258	2,049
Total key management personnel compensation	$ 245,561	$ 191,112	$ 180,762